Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details)		9 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Measurement Input, Share Price [Member] | Private Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input	[1]		4.08
Measurement Input, Share Price [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		0.82
Measurement Input, Discount Rate [Member] | Private Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input	[2]		15
Measurement Input, Probability [Member] | Private Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input	[3]
Measurement Input, Exercise Price [Member] | Private Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input	[4]
Measurement Input, Exercise Price [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		11.5
Measurement Input, Expected Term [Member] | Private Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input	[5]
Measurement Input, Expected Term [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		4.87
Measurement Input, Redemption Threshold [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		18
Effective expiration date [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Effective expiration date		Aug. 13, 2029
Measurement Input, Price Volatility [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		86
Measurement Input, Risk Free Interest Rate [Member] | Public Warrants [Member]
Warrants - Schedule of Fair Value Measurement Warrant Liability Input (Details) [Line Items]
Fair value assumptions input		3.52

[1]	The fair value of Legacy Bolt common stock was determined by management with the assistance of an independent third-party valuation specialist.
[2]	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
[3]	Scenario probability based on timing expectations of management that a qualified offering occurring at December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[4]	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.
[5]	The expected term represents the period of time that warrants granted are expected to be outstanding.